Income Taxes	6 Months Ended
Jun. 30, 2025
Income Taxes
Income Taxes

18.  Income Taxes

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Current tax
HK	1	1
PRC	62,982	868
US and others	26	86
Total current tax	63,009	955
Deferred income tax expense	153	1,931
Income tax expense	63,162	2,886

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s income/(loss) before income taxes and equity in earnings of an equity investee is as follows:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Income/(loss) before income taxes and equity in earnings of an equity investee	495,592	(4,756)
Tax calculated at the statutory tax rate of the Company	81,773	(785)
Tax effects of:
Different tax rates applicable in different jurisdictions	2,115	625
Tax valuation allowance	7,783	6,513
Preferential tax rate difference	(865)	(32)
Preferential tax deduction and credits	(8,348)	(8,405)
Different tax rates applicable to gain from divestment of an equity investee	(17,647)	—
Expenses not deductible for tax purposes	5,146	7,548
Utilization of previously unrecognized tax losses	(65)	(3)
Withholding tax on undistributed earnings of PRC entities	(66)	1,670
Income not subject to tax	(5,027)	(2,852)
Temporary difference	(1,762)	(1,615)
Others	125	222
Income tax expense	63,162	2,886